Equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' equity [abstract]
Schedule of dividends paid

Full Year	Approved by	Description	Dividend	Payout	How	Total
			per share	date	paid	(in millions
			(in euro)			of euros)
2020	Board of Directors Meeting on October 28, 2020	2020 interim dividend	0.40	December 9, 2020	Cash	1,064
	Shareholders' Meeting on May 19, 2020	Balance for 2019	0.20	June 4, 2020	Cash	532
Total dividends paid in 2020						1,595
2019	Board of Directors Meeting on July 24, 2019	2019 interim dividend	0.30	December 4, 2019	Cash	796
	Shareholders' Meeting on May 21, 2019	Balance for 2018	0.40	June 6, 2019	Cash	1,061
Total dividends paid in 2019						1,857
2018	Board of Directors Meeting on July 25, 2018	2018 interim dividend	0.30	December 6, 2018	Cash	796
	Shareholders' Meeting on May 4, 2018	Balance for 2017	0.40	June 7, 2018	Cash	1,064
Total dividends paid in 2018						1,860
2017	Board of Directors Meeting on July 26, 2017	2017 interim dividend	0.25	December 7, 2017	Cash	665
	Shareholders' Meeting on June 1, 2017	Balance for 2016	0.40	June 14, 2017	Cash	1,064
Total dividends paid in 2017						1,729

Schedule of issues and purchases of subordinated notes

						Issue		Issue
	Initial nominal value	Initial nominal value	Initial curren-		December 31, 2018	Redemp-	December 31, 2019	Redemp-	December 31, 2020	Residual nominal value
Initial issue date	(in millions of currency)	(in millions of euros)	cy	Rate	(in millions of euros)	tion	(in millions of euros)	tion	(in millions of euros)	(in millions of currency)
2/7/2014	1,000	1,000	EUR	4.25%	1,000	(1,000)	—	—	—	—
2/7/2014	1,000	1,000	EUR	5.25%	1,000	—	1,000	—	1,000	1,000
2/7/2014	650	782	GBP	5.875%	782	—	782	(268)	514	427
10/1/2014	1,000	1,000	EUR	4.00%	1,000	(500)	500	(382)	118	118
10/1/2014	1,250	1,250	EUR	5.00%	1,250	—	1,250	—	1,250	1,250
10/1/2014	600	771	GBP	5.75%	771	—	771	(50)	721	561
4/15/2019	1,000	1,000	EUR	2.375%	—	1,000	1,000	—	1,000	1,000
9/19/2019	500	500	EUR	1.75%	—	500	500	—	500	500
10/15/2020	700	700	EUR	1.75%	—	—	—	700	700	700
Issues and purchases of subordinated notes					5,803		5,803		5,803

Schedule of remuneration of subordinated notes

					2020		2019		2018
	Initial nominal value	Initial nominal value	Initial
Initial issue date	(in millions of currency)	(in millions of euros)	currency	Rate	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)
2/7/2014	1,000	1,000	EUR	4.25%	(21)	(21)	(46)	(46)	(42)	(42)
2/7/2014	1,000	1,000	EUR	5.25%	(53)	(53)	(52)	(52)	(52)	(52)
2/7/2014	650	782	GBP	5.88%	(47)	(55)	(38)	(44)	(38)	(44)
10/1/2014	1,000	1,000	EUR	4.00%	(21)	(21)	(31)	(31)	(40)	(40)
10/1/2014	1,250	1,250	EUR	5.00%	(63)	(63)	(63)	(63)	(63)	(63)
10/1/2014	600	771	GBP	5.75%	(36)	(39)	(35)	(39)	(35)	(39)
4/15/2019	1,000	1,000	EUR	2.38%	(24)	(24)	—	—	—	—
9/19/2019	500	500	EUR	1.75%	(4)	(4)	—	—	—	—
10/15/2020	700	700	EUR	1.75%	—	—	—	—	—	—
Subordinated notes remuneration paid						(279)		(276)		(280)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020						21		(21)		-
Subordinated notes remuneration classified in equity						(258)		(297)		(280)

Schedule of payments received by note holders

					2020		2019		2018
	Initial nominal value	Initial nominal value	Initial
Initial issue date	(in millions of currency)	(in millions of euros)	currency	Rate	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)
2/7/2014	1,000	1,000	EUR	4.25%	(21)	(21)	(46)	(46)	(42)	(42)
2/7/2014	1,000	1,000	EUR	5.25%	(53)	(53)	(52)	(52)	(52)	(52)
2/7/2014	650	782	GBP	5.88%	(47)	(55)	(38)	(44)	(38)	(44)
10/1/2014	1,000	1,000	EUR	4.00%	(21)	(21)	(31)	(31)	(40)	(40)
10/1/2014	1,250	1,250	EUR	5.00%	(63)	(63)	(63)	(63)	(63)	(63)
10/1/2014	600	771	GBP	5.75%	(36)	(39)	(35)	(39)	(35)	(39)
4/15/2019	1,000	1,000	EUR	2.38%	(24)	(24)	—	—	—	—
9/19/2019	500	500	EUR	1.75%	(4)	(4)	—	—	—	—
10/15/2020	700	700	EUR	1.75%	—	—	—	—	—	—
Subordinated notes remuneration paid						(279)		(276)		(280)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020						21		(21)		-
Subordinated notes remuneration classified in equity						(258)		(297)		(280)

Schedule of translation adjustment

(in millions of euros)	2020	2019	2018
Gain (loss) recognized in other comprehensive income during the period	(414)	90	(6)
Reclassification to net income for the period	0	(12)	(1)
Total translation adjustments	(414)	78	(7)

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
Polish zloty	668	807	785
Egyptian pound	(503)	(455)	(532)
Slovak koruna	220	220	220
Leone	(143)	(120)	(95)
Other	(327)	(123)	(126)
Total translation adjustments	(85)	329	252
o/w share attributable to the owners of the parent company	(256)	78	15
o/w share attributable to non-controlling interests	171	251	237

Schedule of non-controlling interests

(in millions of euros)	2020	2019(1)	2018
Credit part of net income attributable to non-controlling interests (a)	297	290	271
o/ w Sonatel	197	191	188
o/ w Orange Belgium	26	16	15
o/ w Côte d'Ivoire	43	36	25
o/ w Jordan Telecom	11	12	12
o/ w Orange Polska	—	11	—
Debit part of net income attributable to non-controlling interests (b)	(63)	(71)	(67)
o/ w Orange Bank	(51)	(65)	(59)
o/ w Orange Polska	(3)	—	(2)
Total part of net income attributable to non-controlling interests (a) + (b)	233	218	204
Credit part of comprehensive income attributable to non-controlling interests (a)	256	299	297
o/ w Sonatel	176	181	195
o/ w Orange Belgium	25	16	15
o/ w Côte d’Ivoire	39	36	26
o/ w Jordan Telecom	—	15	20
o/ w Orange Polska	—	12	—
Debit part of comprehensive income attributable to non-controlling interests (b)	(98)	(69)	(84)
o/ w Orange Bank	(50)	(62)	(62)
o/ w Orange Polska	(35)	—	(17)
o/ w Jordan Telecom	(3)	—	—
Total part of comprehensive income attributable to non-controlling interests (a) + (b)	158	230	213

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

(in millions of euros)	2020	2019	2018
Dividends paid to minority shareholders	225	248	246
o/ w Sonatel	165	192	190
o/ w Médi Telecom	24	22	20
o/ w Orange Belgium	14	14	14
o/ w Jordan Telecom	9	13	14

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019(1)	2018
Credit part of equity attributable to non-controlling interests (a)	2,653	2,700	2,594
o/ w Orange Polska	953	986	973
o/ w Sonatel	755	736	744
o/ w Orange Belgium	285	275	273
o/ w Jordan Telecom	154	166	164
o/ w Médi Telecom	127	148	153
Debit part of equity attributable to non-controlling interests (b)	(10)	(13)	(14)
Total equity attributable to non-controlling interests (a) + (b)	2,643	2,687	2,580

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

Schedule of earnings per share

(in millions of euros)	2020	2019	2018
Net income - basic	4,822	3,004	1,954
Effect of subordinated notes	(255)	(268)	(293)
Net income attributable to the owners of the parent company - basic (adjusted)	4,567	2,736	1,661
Impact of dilutive instruments:
TDIRA	9	12	—
Net income attributable to the owners of the parent company - diluted	4,577	2,747	1,661

Number of shares

The weighted average number of shares used for calculating the basic and diluted earnings per share is presented below:

(number of shares)	2020	2019	2018
Weighted average number of ordinary shares outstanding	2,656,122,534	2,652,532,564	2,656,683,856
Impact of dilutive instruments on number of ordinary shares:
TDIRA	26,945,386	33,780,544	—
Free share award plan (LTIP)	720,936	1,662,103	1,419,415
Weighted average number of shares outstanding - diluted	2,683,788,856	2,687,975,211	2,658,103,271

The average market price of the Orange share in 2020 was higher than the fair value adopted under the LTIP 2019-2021 and 2020-2022 free share award plans (see Note 7.3). The number of shares corresponding to this difference is dilutive at December 31, 2020.

The average market price of the Orange share in 2019 and 2018 was higher than the fair value adopted under the Orange Vision 2020, LTIP 2018-2020 and 2019-2021 free share award plans (see Note 7.3). The number of shares corresponding to this difference was dilutive at December 31, 2019 and December 31, 2018.

The TDIRAs were included in the calculation of diluted net earnings per share at December 31, 2020 and December 31, 2019, since they are dilutive.

Earnings per share

(in euros)	2020	2019	2018
Earning per share - basic	1.72	1.03	0.63
Earning per share diluted	1.71	1.02	0.62